             As filed with the Securities and Exchange Commission
                             on September 12, 2001
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ___
Pre-Effective Amendment No. ___                                      ___
Post-Effective Amendment No. 27                                       X
                                                                     ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ___
Amendment No. 28                                                      X
                                                                     ---
                           ________________________


                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                           San Francisco, CA  94163
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________
      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                           San Francisco, CA  94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006


It is proposed that this filing will become effective (check appropriate box):

___  Immediately upon filing pursuant to Rule 485(b), or

___  on _________ pursuant to Rule 485(b)

___  60 days after filing pursuant to Rule 485(a)(1), or

___  on _________ pursuant to Rule 485(a)(1)

 X   75 days after filing pursuant to Rule 485(a)(2), or
___

___  on ___________pursuant to Rule 485(a)(2)

     If appropriate, check  the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A         Prospectus Captions
------         -------------------

1              Front and Back Cover Pages
2              Objective
               Principal Strategy
               Important Risks
3              Summary of Expenses
               Example of Expenses
4              Objective
               Principal Strategy
               Important Risks
               See Individual Fund Summary
               General Investment Risks
5              Not applicable
6              Organization and Management of the Fund
7              Your Account
               How to Buy Shares
               How to Sell Shares
               Exchanges
               Income and Gain Distributions
               Taxes
8              Distribution Plan
               Exchanges
9              See Individual Fund Summary

Part B         Statement of Additional Information Captions
------         --------------------------------------------

10             Cover Page and Table of Contents
11             Not Applicable
               Cover Page
12             Investment Restrictions
               Additional Permitted Investment Activities and Associated Risks
               Risk Factors
13             Management
14             Capital Stock
15             Management
16             Portfolio Transactions
17             Capital Stock
18             Determination of Net Asset Value
               Additional Purchase and Redemption Information
19             Taxes
20             Management
21             Performance Calculations
22             Not Applicable

Part C         Other Information
------         -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 27 to the Registration Statement of Wells Fargo Funds Trust ("Trust") is being filed to register the Positive Return Bond Fund.

                                                              [WELLS FARGO LOGO]

                                                                           -----
                                                                           FUNDS
                                                                           -----

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

wells fargo positive return bond fund
                           prospectus

                                                               November 28, 2001


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Institutional

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                      Positive Return Bond Fund
--------------------------------------------------------------------------------
Overview                        Objective and Principal Strategies             4
                                Summary of Important Risks                     6
Important summary information   Performance History                            7
about the Fund.                 Summary of Expenses                            8
                                Key Information                               10

--------------------------------------------------------------------------------
The Fund                        Positive Return Bond Fund                     11
                                General Investment Risks                      12
Important information about     Organization and Management of the Fund       16
the Fund.

--------------------------------------------------------------------------------
Your Investment                 Your Account                                  18
                                  How to Buy Shares                           19
How to open an account and        How to Sell Shares                          20
how to buy, sell and exchange   Exchanges                                     21
Fund shares.

--------------------------------------------------------------------------------
Reference                       Other Information                             22
                                Portfolio Managers                            23
Additional information and      Glossary                                      24
term definitions.


Positive Return Bond Fund Overview
--------------------------------------------------------------------------------
See the individual Fund description in the Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                            OBJECTIVE
--------------------------------------------------------------------------------
  Positive Return Bond Fund     Seeks to produce a positive total return each
                                calendar year.

4    Positive Return Bond Fund Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

The Fund is a Gateway Fund that invests in U.S. Government securities and corporate fixed-income investments rated within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the Advisor to be of comparable quality. The Fund's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on the movement in the prices of the bonds rather than on the Advisor's forecast of interest rates. The average dollar-weighted maturity of the fund may vary between 1 and 30 years.


                                         Positive Return Bond Fund Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the Fund Description later in this Prospectus;

 .  under the "General Investment Risks" section beginning on page 12; and

 .  in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Debt Securities
We invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in the Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

6  Positive Return Bond Fund Prospectus

Performance History
--------------------------------------------------------------------------------

As discussed in the Key Information section of this prospectus, the Positive Return Bond Fund is a Gateway fund in a "Core and Gateway" structure. The performance information shown below represents the performance of the core portfolio in which the Fund invests, which has a substantially identical investment objective and investment strategy. Please remember that prior performance is no guarantee of future results.

Positive Return Bond Fund Class I Calendar Year Returns (%)*


[GRAPH]

'98       12.09
'99       -0.50
'00       17.35

Best Qtr.: Q3 '98 . 8.47%        Worst Qtr.: Q1 '99 . -3.04%

* The Fund's year-to-date performance through June 30, 2001 was 0.76%.

Average annual total return (%)/1/                                     Since
for the period ended 12/31/00          1 year         3 year        Inception/3/

Class I (Incept. 11/28/01)             17.35           9.38             11.70

LB Aggregate Bond Index/2/             11.63           6.36              7.48

/1/ Performance shown for periods prior to inception of this Fund reflects performance of the Positive Return Bond Core Portfolio adjusted to reflect the fees and expenses of this Fund.
/2/ Lehman Brothers Aggregate Bond Index.
/3/ The Positive Return Bond Core Portfolio incepted on June 1, 1997.


                                       Positive Return Bond Fund Prospectus    7

Positive Return Bond Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include the expenses of the core portfolio.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                     Positive Return Bond Fund
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                          None

Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Positive Return Bond Fund
--------------------------------------------------------------------------------
Management Fees                                              0.50%
Distribution (12b-1) Fees                                    0.00%
Other Expenses/1/                                            0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.74%
--------------------------------------------------------------------------------
Fee Waivers                                                  0.14%
--------------------------------------------------------------------------------
NET EXPENSES/2/                                              0.60%
--------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year and include expenses allocated from the core portfolio in which the Fund invests.

/2/ The advisor has committed through September 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Positive Return Bond Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 Positive Return
                                                                    Bond Fund
--------------------------------------------------------------------------------
  1 YEAR                                                              $ 61
  3 YEARS                                                             $222
--------------------------------------------------------------------------------

                                       Positive Return Bond Fund Prospectus    9

Key Information
--------------------------------------------------------------------------------
In this Prospectus, "we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment advisor. "We" may also refer to the Fund's other service providers. "You" means the shareholder or potential investor.

Core/Gateway
The Fund in this Prospectus is a "Gateway" fund in a "Core and Gateway" structure. In this structure, the Gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the Gateway fund's investment objective. Through this structure Gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple Gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the Gateway fund and the core portfolio(s). The services provided and fees charged to a Gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a Gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide whether to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

 .  what the Fund is trying to achieve; and

 .  how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
Important Risk Factors and Other Considerations
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.


10  Positive Return Bond Fund Prospectus

Positive Return Bond Fund
--------------------------------------------------------------------------------

Portfolio Managers: William D. Giese, CFA; Patricia Burns, CFA

--------------------------------------------------------------------------------

Investment Objective
The Positive Return Bond Fund seeks to produce a positive total return each calendar year.

--------------------------------------------------------------------------------

Investment Strategies
We invest in U.S. Government securities and corporate fixed-income investments. The Fund's assets are divided into two components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices in bonds rather than on the Advisor's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rises, long bonds are purchased. The dollar-weighted average maturity of the portfolio may vary between 1 and 30 years.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of net assets, plus investment borrowings (if any), in bonds;

 .   at least 50% of total assets in U.S. Government obligations, including
    U.S. Treasury securities;

 .   up to 50% of total assets in securities with variable or floating rates of interest;

 .   up to 25% of total assets in asset-backed securities; and

 .   up to 25% of total assets in securities rated, at the time of purchase, in the second highest long-term rating category assigned by a nationally recognized statistical ratings organization ("NRSRO").

We may from time to time take defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

--------------------------------------------------------------------------------

Important Risk Factors
The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Zero coupon securities are sensitive to changes in interest rates, and tend to lose value in a rising interest rate environment. Zero coupon securities also generate ordinary income, which must be distributed to shareholders, even when they do not generate funds to pay such distributions.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 12; and the specific risks listed here. They are all important to your investment choice.

                                       Positive Return Bond Fund Prospectus   11

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .   Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .   We cannot guarantee that the Fund will meet its investment objective.

 .   We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .   Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .   Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .   An investment in the Fund, by itself, does not constitute a complete investment plan.

 .   The Fund may also use various derivative instruments. The term "derivatives"
    covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .   The Fund may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

12   Positive Return Bond Fund Prospectus

--------------------------------------------------------------------------------

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                       Positive Return Bond Fund Prospectus   13

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Statement of Additional Information for more information on these practices.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                          PRINCIPAL RISK(S)
--------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow money for              Leverage Risk
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates              Interest Rate and Credit Risk
that are adjusted either on a schedule
or when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions                Interest Rate, Leverage, Credit
Securities bought or sold for delivery       and Experience Risk
at a later date or bought or sold for a
fixed price at a fixed date.

Illiquid Securities
A security which may not be sold or          Liquidity Risk
disposed of in the ordinary course
of business within seven days at
approximately the value determined
by the Fund. Limited to 15% of
total assets.

Loans of Portfolio Securities
The practice of loaning securities           Credit, Counter-Party and
to brokers, dealers and financial            Leverage Risk
institutions to increase return on
those securities. Loans may be made
up to 1940 Act limits (currently
one-third of total assets including
the value of the collateral received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided           Interest Rate, Credit, Prepayment
fractional interests in pools of             and Experience Risk
consumer loans, such as mortgage loans,
car loans, credit card debt or
receivables held in trust.

Other Mutual Funds
Investments by the Fund in shares of         Market Risk
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Repurchase Agreements
A transaction in which the seller            Credit and Counter-Party Risk
of a security agrees to buy back
a security at an agreed upon time
and price, usually with interest.

Stripped Obligations
Securities that give ownership to
either future payments of interest           Interest Rate Risk
or a future payment of principal,
but not both. These securities tend
to have greater interest rate
sensitivity than conventional debt.

14   Positive Return Bond Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-----------------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------
                       Supervises the Fund's activities
-----------------------------------------------------------------------------------------
     INVESTMENT ADVISOR                                         CUSTODIAN
-----------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC             Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA             6th & Marquette, Minneapolis, MN
Manages the Fund's investment activities      Provides safekeeping for the Fund's assets
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
-----------------------------------------------------------------------------------------
                      Peregrine Capital Management, Inc.
                        800 LaSalle Avenue, Suite 1850
                             Minneapolis, MN 55402
                 Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                    SHAREHOLDER
                                   TRANSFER                          SERVICING
     ADMINISTRATOR                   AGENT                             AGENTS
-----------------------------------------------------------------------------------------
  Wells Fargo Funds             Boston Financial Data             Various Agents
  Management, LLC               Services, Inc
  525 Market St.                Two Heritage Dr.
  San Francisco, CA             Quincy, MA

  Manages the                   Maintains records of              Provide
  Fund's business               shares and supervises             services to
  activities                    the paying of dividends           customers
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                 SHAREHOLDERS
-----------------------------------------------------------------------------------------

16   Positive Return Bond Fund Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund. As of June 30, 2001, Funds Management and its affiliates provided advisory services for over $164 billion in assets. Funds Management also acts as the advisor to, and is entitled to receive a fee from, the core portfolio in which the Fund invests.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single core portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more core portfolios, Funds Management would be entitled to receive an investment advisory fee of 0.25% of the Fund's average annual net assets for providing services to the Fund including the determination of the asset allocations of the Fund's investments in the various core portfolios. If the Fund were to redeem its assets from the core portfolio and invest them directly, Funds Management would receive an investment advisory fee from the Fund for the management of those assets equal to the advisory fee currently paid by the core portfolio.

The Sub-Advisor
Peregrine Capital Management, Inc. ("Peregrine"), a wholly owned subsidiary of Wells Fargo Bank Minnesota, N.A., is the sub-advisor for the Fund. In this capacity, it is responsible for the day-to-day investment management activity of the Fund. Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans and 401 (k) plans. As of June 30, 2001, Peregrine managed approximately $10.5 billion in assets.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

                                       Positive Return Bond Fund Prospectus   17

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .   As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .   We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Fund's total assets are generally valued at current market prices. We may use fair value pricing methods to determine the value of certain assets under certain circumstances, such as when we believe that closing market prices of securities, including securities that trade primarily on a foreign exchange, do not accurately reflect their current values. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on closing market prices. See the Statement of Additional Information for further disclosure.

 .   We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .   The Fund is open for business on each day the NYSE is open for business.
    NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account Agreement for the rules governing your investment.

Minimum Investments

Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

18   Positive Return Bond Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional Class shares of the Fund should contact an account representative at their Institution and should understand the following:

 .   Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .   Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .   Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

 .   Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

 .   Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Fund; and

 .   All purchases must be made with U.S.dollars and all checks must be drawn on
    U.S.banks.

                                       Positive Return Bond Fund Prospectus   19

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
General Notes for Selling Shares
--------------------------------------------------------------------------------
 .   We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

 .   Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .   If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .   We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

 .   Generally, we pay redemption requests in cash, unless the redemption requests is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

20   Positive Return Bond Fund Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .   You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .   Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for tax purposes.

 .   You may make exchanges between like share classes of non-Money Market Funds and the Service Class shares of Money Market Funds.

 .   In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

                                       Positive Return Bond Fund Prospectus   21

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Fund pays any distributions of net investment income and capital gain distributions at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important federal income tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation including the federal, state, local and foreign tax consequences to you of an investment in the Fund. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's net investment income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain will be taxable to you as net capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, you will be notified as to the federal income tax status of your distributions for the year.

If you buy shares of the Fund shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to backup withholding at a 31% rate on distributions and redemption proceeds paid by the Fund.

22   Positive Return Bond Fund Prospectus

Portfolio Managers
--------------------------------------------------------------------------------

William D. Giese, CFA
Positive Return Bond Portfolio Since 1994
Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Positive Return Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese received his BS in Civil Engineering from Illinois Institute of Technology and an MBA from the University of Michigan.

Patricia Burns, CFA
Positive Return Bond Portfolio Since 1994
Ms. Burns joined Peregrine over ten years ago and is Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Wells Fargo Bank MN and its affiliates since 1983. Ms. Burns has a BA in Child Psychology/Sociology and an MBA from the University of Minnesota.

                                       Positive Return Bond Fund Prospectus   23

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a mortgage-backed security.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of a group of investors.

Liquidity
The ability to readily sell a security at a fair price.

24   Positive Return Bond Fund Prospectus

--------------------------------------------------------------------------------

Nationally Recognized Statistical Ratings Organization ("NRSRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                       Positive Return Bond Fund Prospectus   25

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P038 (11/01)
ICA Reg. No.                                             [LOGO]
811-09253                                        Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated November 28, 2001


                           POSITIVE RETURN BOND FUND

                              Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Positive Return Bond Fund in the Wells Fargo Funds Trust family of funds (the "Fund"). The Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers only Institutional Class shares.

     This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated October 1, 2001. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. Copies of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Investment Policies....................................................     1

Additional Permitted Investment Activities and Associated Risks........     3

Management.............................................................    17

Performance Calculations...............................................    24

Determination of Net Asset Value.......................................    28

Additional Purchase and Redemption Information.........................    28

Portfolio Transactions.................................................    29

Fund Expenses..........................................................    30

Federal Income Taxes...................................................    31

Capital Stock..........................................................    36

Other..................................................................    38

Counsel................................................................    38

Independent Auditors...................................................    38

Appendix...............................................................   A-1

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities investments in securities of other investment companies or investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of the Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Fund. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Fund may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Fund invests may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Fund may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Fund in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Derivative Securities
     ---------------------

     The Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically the time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Adviser, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Fund will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

     Interest Rate Protection Transactions
     -------------------------------------

     To manage its exposure to different types of investments, the Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     The Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

     Loans of Portfolio Securities
     -----------------------------

     The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the

Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, or the distributor.

     Mortgage-Related Securities
     ---------------------------

     The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Fund may also invest in investment grade CMOs rated in at least the second highest investment grade rating category. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with the class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Fund the may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Fund may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of the Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Fund will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that the PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Other Investment Companies
     --------------------------

     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, the Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway Funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Privately Issued Securities
     ---------------------------

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A Securities that are determined by the Adviser to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The Adviser, under guidelines approved by the Board of Trustees of the Trust, will evaluate the liquidity characteristics of the Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements
     ---------------------

     The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the Adviser.

     Stripped Securities
     -------------------

     The Fund may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Fund may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Fund will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Fund generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Fund are not subject to prepayment or extension risk.

     The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Unrated Investments
     -------------------

     The Fund may purchase instruments that are not rated if, in the opinion of the Adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Services ("Moody's") or Standard &

Poor's ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.]

     U.S. Government Obligations
     ---------------------------

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Fund may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Division of The McGraw Hill Companies, Inc., Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Fund." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of the, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                 Principal Occupations
Name, Age and Address             Position       During Past 5 Years
---------------------             --------       -------------------
*Robert C. Brown, 70              Trustee        Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                       Corporation and Farm Credit System
Sarasota, FL 34231                               Financial Assistance Corporation since
                                                 February 1993.

Thomas S. Goho, 59                Trustee        Business Associate Professor, Wake Forest
321 Beechcliff Court                             University, Calloway School of Business and
Winston-Salem, NC  27104                         Accountancy since 1994.

Peter G. Gordon, 59               Trustee        Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                         Water Company and President of Crystal
55 Francisco Street, Suite 410                   Geyser Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 75             Trustee        Private Investor.
31 Dellwood Court
San Rafael, CA  94901

Richard M. Leach, 68              Trustee        President of Richard M. Leach Associates (a
P.O. Box 1888                                    financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 57              Trustee        Private Investor/Real Estate Developer;
10 Legare Street                                 Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 49              Trustee        Senior Counselor to the public relations firm
500 North State Street                           of Himle-Horner since January 1995 and
Waseca, MN 56093                                 Senior Fellow at the Humphrey Institute,
                                                 Minneapolis, Minnesota (a public policy
                                                 organization) since January 1995.

Donald C. Willeke, 61             Trustee        Principal of the law firm of Willeke &
201 Ridgewood Avenue                             Daniels.
Minneapolis, MN 55403

Michael J. Hogan, 42              President      Executive Vice President of Wells Fargo

                                                 Principal Occupations
Name, Age and Address             Position       During Past 5 Years
---------------------             --------       -------------------
                                                 Bank, N.A. since July 1999.  President of
                                                 Wells Fargo Funds Management, LLC since
                                                 March, 2001. Senior Vice President of Wells
                                                 Fargo Bank, N.A. from April 1997 to May
                                                 1999. Vice President of American Express
                                                 Financial Advisors from May 1996 to April
                                                 1997, and Director of American Express
                                                 Financial Advisors from March 1993 to May
                                                 1996.

Karla M. Rabusch, 42              Treasurer      Senior Vice President of Wells Fargo Bank,
                                                 N.A., since May 2000. Senior Vice President
                                                 and Chief Administrative Officer of Wells
                                                 Fargo Funds Management, LLC since March,
                                                 2001. Vice President of Wells Fargo Bank,
                                                 N.A. from December 1997 to May 2000.
                                                 Prior thereto, Director of Managed Assets
                                                 Investment Accounting of American Express
                                                 Financial Advisors from May 1994 to
                                                 November 1997.

C. David Messman, 41              Secretary      Vice President and Senior Counsel of Wells
                                                 Fargo Bank, N.A. since January 1996. Vice
                                                 President and Secretary of Wells Fargo Funds
                                                 Management, LLC since March, 2001.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of the other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, the attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended March 31, 2001, the Trustees received the following compensation:

                              Compensation Table
                           Year Ended March 31, 2001
                           -------------------------
     Trustee                                          Compensation
     -------                                          ------------
     Robert C. Brown                                   $44,847.02
     Donald H. Burkhardt*                              $24,732.81
     Jack S. Euphrat*                                  $34,593.58
     Thomas S. Goho                                    $35,982.81
     Peter G. Gordon                                   $45,843.58
     W. Rodney Hughes                                  $44,847.02
     Richard M. Leach                                  $44,110.77
     J. Tucker Morse                                   $44,847.02
     Timothy J. Penny                                  $45,843.58
     Donald C. Willeke                                 $45,843.58

     *Retired as of 12/31/00

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Adviser.  Wells Fargo Funds Management, LLC ("Funds Management,"
     ------------------
or "Adviser"), an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Fund. The Adviser is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

     The Fund is gateway feeder Fund that invests 100% of its assets in single corresponding Core Portfolio of Wells Fargo Core Trust ("Core Trust") and has "dormant" advisory arrangements at the gateway level. Because the Fund invests all of its assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the Fund to either invest in more than one Core Portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the Fund has a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees as long as the gateway feeder Fund invests all (or substantially all) of its assets in one Core Portfolio of Core Trust. In the event that the Fund converts into a gateway blended Fund as described above, Funds Management, as Adviser, would be entitled to receive a fee of 0.25% for asset allocation services. If the Fund invests its assets directly in a portfolio of securities, Funds Management would be entitled to receive a fee of 0.50%, the fee it currently receives as adviser to the Core Portfolio.


                                Active            Dormant Asset           Pass-through
Gateway Feeder Fund          Advisory Fee        Allocation Fee*         Advisory Fee**
-------------------          ------------        ---------------         --------------
Positive Return Bond            0.00%                0.25%                    0.50%

____________________
* Represents the advisory fee payable to Funds Management, as Adviser, if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Funds Management as Adviser to the Portfolio of Core Trust. This would be the advisory fee payable to Funds Management, as Adviser, if the Fund converts into a stand-alone Fund.

     General.  The Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Adviser.  Funds Management has engaged Peregrine Capital
     ----------------------
Management, Inc. ("Peregrine" or, the "Sub-Adviser") to serve as investment sub-adviser to the Core Portfolio of Core Trust in which the gateway feeder Fund invests (the "Portfolio"), as listed in the chart below. Subject to the direction of the Trust's and Core Trust's Boards of Trustees and the overall supervision and control of Funds Management and the Trust and Core Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Fund's assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's and Core Trust's Board of Trustees and officers may reasonably request.

     The Board of Funds Trust has approved a "dormant" sub-advisory arrangement with Peregrine for the Fund. In the event that the Fund converts into a stand-alone Fund, Peregrine, as sub-adviser, would be entitled to receive as compensation a monthly fee equal to an annual rate of the amount listed below, which is the same amount Peregrine receives for providing services at the Core Portfolio level. As compensation for its sub-advisory services to the Core Portfolio of Core Trust, Peregrine is entitled to receive the following fee:

Core Portfolio               Sub-Adviser                          Fees
---------------------------------------------------------------------------
Positive Return Bond         Peregrine                     $  0-10M   0.40%
                                                           $ 10-25M   0.30%
                                                           $25-300M   0.20%
                                                 less than $   300M   0.10%
--------------------------------------------------------------------------

     Administrator.  The Trust has retained Funds Management as Administrator on
     -------------
behalf of the Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of 0.15% of the Fund's average daily net assets.

     Distributor.  Stephens Inc. ("Stephens," or the "Distributor"), located at
     -----------
111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Fund.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo MN" or
     ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo MN is entitled to receive an annual fee of 0.02% of the average daily net assets of the Fund for providing these services.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $2,000. In addition, the Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive an annual fee equal to 0.0025% of the average annual daily net assets of the Fund (excluding the net assets invested in a Core Portfolio of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Fund. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Fund of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Fund on a continuous basis.

     Code of Ethics.  The Fund Complex, the Adviser, the Sub-Adviser and
     --------------
Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies substantially comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the August 20, 1999 Adopting Release. The code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, the code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of the Fund or investment adviser; (ii) any employee of the Fund or investment adviser (or any company in a control relationship to the Fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by the Fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to the Fund or investment adviser who obtains information concerning recommendations made to the fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Fund Complex, Adviser, Sub-Adviser and Stephens are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

     The Fund has been in operation for less than one calendar year, and therefore the Fund's performance information is not shown.

     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Fund may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
the Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Yield Calculations:  The Fund may, from time to time, include its yield and
     ------------------
effective yield in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                       cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     Effective Yield:  Effective yields for the Fund are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [(Base Period Return +1)/365/30/]-1

     The yield will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

     In addition, investors should recognize that changes in the net asset values of shares of the Fund will affect the yield for any specified period, and such changes should be considered together with the yield in ascertaining the Fund's total return to shareholders for the period. Yield information may be useful in reviewing the performance for the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for the Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of the Fund in advertising and other types of literature as compared with the performance of the managed or unmanaged indices or performance data of bonds, municipal securities, or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The performance of the Fund also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Fund with the performance of the Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent that the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of the Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of the shares of the Fund with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Funds Management, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the performance of the Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Fund's investment adviser or sub-adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of June 30, 2001, Funds management and its affiliates managed over $164 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing

Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

     The Trust also may disclose in sales literature the distribution rate on the shares of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent NAV or maximum offering price per share as of the date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day the Fund is open for business. The Fund is open for business the day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas

Day (the a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

     Purchases and Redemptions Through Brokers and/or Their Affiliates.  A
     ------------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees and the supervision of the Adviser, the Fund's sub-adviser is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the raesonableness of the spread or commission, if any. While Funds Management generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens, Funds Management, or the sub-adviser is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     The Sub-Adviser to the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the Sub-Advisory Contract, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which the Sub-Adviser places securities transactions for the Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Fund.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

                                 FUND EXPENSES

     From time to time, Funds Management and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

     Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing a Prospectus (except the expense of printing and mailing a Prospectus used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to continue to qualify the Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to the Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     In order to qualify as a regulated investment company under the Code, the Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of the quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, the Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in the taxable year. As long as the Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. The Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of the calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of the calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by the Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of the fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, the Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Fund will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If the Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of the taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes.  Income and dividends received by the Fund from sources
     -------------
within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Fund expects to qualify for the election.

     Capital Gain Distributions.  Distributions which are designated by the Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the

Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (the, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders.  Corporate shareholders of the Fund may be eligible
     ----------------------
for the dividends-received deduction on dividends distributed out of the Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Tax-Deferred Plan.  The shares of the Fund are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to the shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. The investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Fund is one of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Each share in the Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses and vote as a class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     All shares of the Fund have equal voting rights and will be voted in the aggregate. For example, a change in the Fund's fundamental investment policy would be voted upon by shareholders of the Fund.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of the Fund represents an equal proportional interest in the Fund with the other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of September 12, 2001, is the name, address and share ownership of the person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                     5% OWNERSHIP AS OF SEPTEMBER 12, 2001
                     -------------------------------------

                                                            Type of       Percentage
     Fund                    Name and Address              Ownership       of Class
     ----               ---------------------              ---------      ----------
POSITIVE RETURN         Stephens, Inc.                       Record          100%
BOND FUND               111 Center Street, Suite 300
                        Little Rock, AK  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in the instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, the such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in the rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

S&P: The "A-1" rating for commercial paper is rated "in the highest category" by
---
S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

     Exhibit
     Number                                    Description
     --------                                  -----------
     (a)            -    Amended and Restated Declaration of Trust, incorporated
                         by reference to Post-Effective Amendment No. 8, filed
                         December 17, 1999.

     (b)            -    Not Applicable.

     (c)            -    Not Applicable.

     (d)(1)(i)      -    Investment Advisory Agreement with Wells Fargo Funds
                         Management, LLC, incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001.

          (ii)      -    Fee and Expense Agreement between Wells Fargo Funds
                         Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment
                         No. 22, filed June 15, 2001.

         (iii)      -    Interim Investment Advisory Contract with Barclays
                         Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

        (2)(i)      -    Investment Sub-Advisory Agreement with Barclays Global
                         Fund Advisors, incorporated by reference to Post-
                         Effective Amendment No. 22, filed June 15, 2001.

          (ii)      -    Investment Sub-Advisory Agreement with Galliard Capital
                         Management, Inc., incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001.

         (iii)      -    Investment Sub-Advisory Agreement with Peregrine
                         Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

          (iv)      -    Investment Sub-Advisory Agreement with Schroder
                         Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed
                         May 1, 2001.

          (v) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

          (vi)      -    Investment Sub-Advisory Agreement with Wells Capital
                         Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

          (vii)     -    Investment Sub-Advisory Agreement with Dresdner RCM
                         Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

          (viii)    -    Investment Sub-Advisory Agreement with Golden Capital
                         Management, LLC, incorporated by reference to Post-
                         Effective Amendment No. 23, filed July 1, 2001.

          (ix)      -    Investment Sub-Advisory Agreement with Cadence Capital
                         Management, incorporated by reference to Post-Effective
                         Amendment No. 26, filed September 12, 2001.

     (e)            -    Distribution Agreement along with Form of Selling
                         Agreement, incorporated by reference to Post-Effective
                         Amendment No. 16, filed October 30, 2000.

     (f)            -    Not Applicable.

     (g)(1)         -    Custody Agreement with Barclays Global Investors, N.A.,
                         incorporated by reference to Post-Effective Amendment
                         No. 16, filed October 30, 2000.

        (2)         -    Custody Agreement with Wells Fargo Bank Minnesota,
                         N.A., incorporated by reference to Post-Effective
                         Amendment No. 16, filed October 30, 2000.

          (i)       -    Delegation Agreement (17f-5) with Wells Fargo Bank
                         Minnesota, N.A., incorporated by reference to Post-
                         Effective Amendment No. 16, filed October 30, 2000.

        (3)         -    Securities Lending Agreement by and among Wells Fargo
                         Funds Trust, Wells Fargo Funds Management, LLC and
                         Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed
                         June 15, 2001.

     (h)(1)         -    Administration Agreement with Wells Fargo Funds
                         Management, LLC, incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001.

        (2)         -    Fund Accounting Agreement with Forum Accounting
                         Services, LLC, incorporated by reference to Post-
                         Effective Amendment No. 9, filed February 1, 2000.

        (3)         -    Transfer Agency and Service Agreement with Boston
                         Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed
                         October 30, 2000.

        (4)         -    Shareholder Servicing Plan, incorporated by reference
                         to Post-Effective Amendment No. 16, filed October 30,
                         2000.

        (5)         -    Shareholder Servicing Agreement, incorporated by
                         reference to Post-Effective Amendment No. 8, filed
                         December 17, 1999.

     (i)            -    Legal Opinion, filed herewith.

     (j)(A)         -    Not Applicable.

     (j)(1)         -    Power of Attorney, Robert C. Brown, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (2)         -    Not Applicable.

        (3)         -    Not Applicable.

        (4)         -    Power of Attorney, Thomas S. Goho, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (5)         -    Power of Attorney, Peter G. Gordon, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (6)         -    Power of Attorney, W. Rodney Hughes, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (7)         -    Power of Attorney, Richard M. Leach, incorporated by
                         reference to Post-Effective Amendment No. 16, filed
                         October 30, 2000.

        (8)         -    Power of Attorney, J. Tucker Morse, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (9)         -    Power of Attorney, Timothy J. Perry, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (10)        -    Power of Attorney, Donald C. Willeke, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (11)        -    Power of Attorney, Michael J. Hogan, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (12)        -    Power of Attorney, Karla M. Rabusch, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

     (k)            -    Not Applicable.

     (l)            -    Not Applicable.

     (m)            -    Rule 12b-1 Plan, incorporated by reference to Post-
                         Effective Amendment No. 23, filed July 1, 2001. (see
                         Exhibit (e) above for related Distribution Agreement.)

     (n)            -    Rule 18f-3 Plan, incorporated by reference to Post-
                         Effective Amendment No. 23, filed July 1, 2001.

     (o)            -    Not Applicable.

     (p)(1)         -    Joint Code of Ethics for Funds Trust, Core Trust and
                         Variable Trust, incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001.

        (2)         -    Wells Fargo Funds Management, LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 20, filed May 1, 2001.

        (3)         -    Barclays Global Investors, N.A. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 20, filed May 1, 2001.

        (4)         -    Dresdner RCM Global Investors, LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (5)         -    Galliard Capital Management, Inc. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (6)         -    Peregrine Capital Management, Inc. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (7)         -    Schroder Investment Management North America Inc. Code
                         of Ethics, incorporated by reference to Post-Effective
                         Amendment No. 15, filed October 2, 2000.

        (8)         -    Smith Asset Management Group, L.P. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (9)         -    Wells Capital Management Incorporated Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (10)        -    Cadence Capital Management Code of Ethics, incorporated
                         by reference to Post-Effective Amendment No. 22, filed
                         June 15, 2001.

        (11)        -    Form of Golden Capital Management LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 24, filed July 20, 2001.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an advisor or sub-advisor to various Funds of the Trust and as advisor or sub-advisor to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-advisor to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-advisor to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-advisor to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-advisor to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-advisor to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-advisor is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") will serve as sub-advisor to the portfolio in which the Large Cap Appreciation Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Effective May 31, 2001, after obtaining the approval of the Board of Trustees of the Trust and the shareholders of the OTC Growth Fund, Golden Capital Management, LLC ("Golden"), formerly a division of Smith, assumed direct investment sub-advisory responsibilities for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as investment advisor for certain funds of The Diversified Investors Funds Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94163.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment advisor and administrator at 525 Market Street, 12th Floor, San Francisco, California 94163.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors, N.A. and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-advisor at 525 Market Street, 10th Floor, San Francisco, California 94163.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-advisor at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-advisor at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-advisor at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-advisor at 53 State Street, Exchange Plaza, Boston, Massachusetts 02109.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-advisor at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 12th day of September, 2001.

                                       WELLS FARGO FUNDS TRUST

                                       By: /s/ Dorothy A. Peters
                                          --------------------------------------
                                           Dorothy A. Peters
                                           Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                              Title                         Date
---------                              -----                         ----
           *                           Trustee
-----------------------------
Robert C. Brown

           *                           Trustee
-----------------------------
Thomas S. Goho

           *                           Trustee
-----------------------------
Peter G. Gordon

           *                           Trustee
-----------------------------
W. Rodney Hughes

           *                           Trustee
-----------------------------
Richard M. Leach

           *                           Trustee
-----------------------------
J. Tucker Morse

           *                           Trustee
-----------------------------
Timothy J. Penny

           *                           Trustee
-----------------------------
Donald C. Willeke                                                    9/12/2001

*By:  /s/ Dorothy A. Peters
     ------------------------
      Dorothy A. Peters
      As Attorney-in-Fact
      September 12, 2001

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number              Description

EX-99.B(i)          Opinion and Consent of Counsel